Senior Debt (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Jul. 15, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Payment of credit				$ 3,000,000
Net profit interest		$ 0	$ 96,083	$ 57,094	$ 107,340
IEC SPV, LLC [Member]
Net profit percentage		20.00%		20.00%
IEC SPV, LLC [Member] | Loan Agreement [Member]
Net profit percentage	20.00%
BFG Loan Holdings, LLC [Member]
Line of credit facility		$ 10,000,000
Loan repayment term		10 years		10 years
Loan servicing fees percentage		0.50%
Payment of credit	$ 3,000,000
BFG Loan Holdings, LLC [Member] | Loan Agreement [Member]
Loan repayment term	10 years